Stockholders' Equity (Deficit) - Additional Option Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Plans
Aggregate intrinsic value of options exercised (in dollars)				$ 236,000,000
Common stock options
Stock Plans
Weighted-average grant date fair value of options granted (in dollars per share)	$ 30.65	$ 219.91	$ 329.37	$ 269.46
Weighted average remaining contractual life of options outstanding and vested		7 years 7 months 17 days
Aggregate intrinsic value of options outstanding and vested	$ 0	$ 0
Aggregate intrinsic value of options exercised (in dollars)		$ 135,000	$ 236,000	$ 0